FAIR VALUE MEASUREMENTS - Summary of Long Term Debt Instruments (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	$ 115,095	$ 34,446
Fair Value	$ 124,221	$ 106,679